Business segment information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Business segment information
26.	Business segment information

The Bank’s activities are operated and managed in two segments, Commercial and Treasury. The Asset Management unit was discontinued since the fourth quarter of 2012. The segment information reflects this operational and management structure, in a manner consistent with the requirements outlined in ASC Topic 280 - Segment Reporting. The segment results are determined based on the Bank’s managerial accounting process, which assigns consolidated balance sheets, revenue and expense items to each reportable division on a systematic basis.

In 2011, the Bank made the following changes in the measurement methods used to determine segment profit or loss. Current interest expense allocation methodology reflects allocated funding on a matched-funded basis, net of risk adjusted capital by business segment. Current operating expense allocation methodology allocates overhead expenses based on resource consumption by business segment. Prior methodology allocated interest expenses and overhead operating expenses based on the segments average portfolio.

The Bank incorporates net operating income(3) by business segment in order to disclose the revenue and expense items related to its normal course of business, segregating from the net income, the impact of reversals of reserves for loan losses and off-balance sheet credit risk, and recoveries on assets. In addition, the Bank’s net interest income represents the main driver of net operating income; therefore, the Bank presents its interest-earning assets by business segment, to give an indication of the size of business generating net interest income. Interest-earning assets also generate gains and losses on sales, such as for securities available-for-sale and trading assets and liabilities, which are included in net other income, in the Treasury segment. The Bank also discloses its other assets and contingencies by business segment, to give an indication of the size of business that generates net fees and commissions, also included in net other income, in the Commercial Segment.

The Bank believes that the presentation of net operating income provides important supplementary information to investors regarding financial and business trends relating to the Bank’s financial condition and results of operations. These measures exclude the impact of reversals (provisions) for loan losses and reversals (provisions) for losses on off-balance sheet credit risk (together referred to as “reversal (provision) for credit losses”) which Bank’s management considers distort trend analysis.

Net operating income disclosed by the Bank should not be considered a substitute for, or superior to, financial measures calculated differently from similar measures used by other companies. These measures, therefore, may not be comparable to similar measurements used by other companies.

Commercial incorporates all of the Bank’s financial intermediation and fees generated by the commercial portfolio. The commercial portfolio includes book value of loans, selected deposits placed, acceptances and contingencies. Operating income from the Commercial Segment includes net interest income from loans, fee income and allocated operating expenses.

Treasury incorporates deposits in banks and all of the Bank’s trading assets, securities available-for-sale and held-to-maturity, and the balance of the Investment Fund and the assets of the Brazilian Fund. Operating income from the Treasury Segment includes net interest income from deposits with banks, trading securities and securities available-for-sale and held-to-maturity, net interest margin related to the Feeder’s participation in the net interest margin of the Fund, derivative and hedging activities, net gain (loss) from investment fund trading, net gain (loss) from trading securities, net gain on sale of securities available-for-sale, net gain (loss) on foreign currency exchange, and allocated income and operating expenses. Operating income from this segment also includes the net interest margin from the Brazilian Fund, as well as net gain (loss) from trading securities, fee income, and allocated operating expenses from the Brazilian Fund. The Treasury segment information for years 2011 and 2010 includes the results of the Investment Fund and the Brazilian Fund for those years, in order to conform to the presentation of this segment in 2012.

Since the fourth quarter of 2012, the Bank established a plan to divest the operations of the Asset Management unit, which are reported as discontinued operation in the following segment analysis.

The following table provides certain information regarding the Bank’s continuing operations by segment:

Business Segment Analysis (1)

(In thousands of US$)	2012	2011	2010

COMMERCIAL
Interest income	183,365	140,697	104,822
Interest expense	(73,398)	(58,969)	(50,306)
Net interest income	109,967	81,728	54,516
Net other income (2)	12,216	11,001	10,306
Operating expenses	(38,322)	(34,895)	(28,304)
Net operating income (3)	83,861	57,834	36,518
Reversal of provision (provision) for loan and off-balance sheet credit losses	12,389	(4,393)	4,835
Recoveries, net of impairment of assets	-	(57)	233
Net income attributable to Bladex	96,250	53,384	41,586

Commercial assets and contingencies (end of period balances):
Interest-earning assets (4)	5,708,456	4,982,876	4,059,943
Other assets and contingencies (5)	237,077	364,016	382,437
Total interest-earning assets, other assets and contingencies	5,945,533	5,346,892	4,442,380

TREASURY
Interest income	9,072	16,730	14,656
Interest expense	(14,062)	4,252	5,331
Net interest income	(4,990)	20,982	19,987
Net other income (expense) (2)	14,612	25,102	(8,044)
Operating expenses	(17,492)	(15,192)	(13,914)
Net operating income (3)	(7,870)	30,892	(1,971)
Reversal of provision (provision) for loan and off-balance sheet credit losses	-	-	-
Net income (loss)	(7,870)	30,892	(1,971)

Net income (loss) attributable to the redeemable noncontrolling interest	293	676	(2,423)
Net income (loss) attributable to Bladex	(8,163)	30,216	452

Treasury assets and contingencies (end of period balances):
Interest-earning assets (6)	1,035,313	1,397,181	1,040,848
Third party participation	(3,384)	(5,547)	(18,950)
Total interest-earning assets and third participation	1,031,929	1,391,634	1,021,898

(In thousands of US$)	2012	2011	2010
TOTAL
Interest income	192,437	157,427	119,478
Interest expense	(87,460)	(54,717)	(44,975)
Net interest income	104,977	102,710	74,503
Net other income (2)	26,828	36,103	2,262
Operating expenses	(55,814)	(50,087)	(42,218)
Net operating income (3)	75,991	88,726	34,547
Reversal of provision (provision) for loans and off-balance sheet credit losses	12,389	(4,393)	4,835
Recoveries, net of impairment of assets	-	(57)	233
Net income – business segment	88,380	84,276	39,615
Net income (loss) attributable to the redeemable noncontrolling interest	___293	676	(2,423)
Net income attributable to Bladex – business segment	88,087	83,600	42,038
Other income unallocated - Gain on sale of premises and equipment	5,626	-	-
Discontinued operations (Note 3)	(681)	(420)	(206)
Net income attributable to Bladex	93,032	83,180	42,244

Total assets and contingencies (end of period balances):
Interest-earning assets (4 & 6)	6,743,769	6,380,057	5,100,791
Other assets and contingencies (5)	237,077	364,016	382,437
Third party participation	(3,384)	(5,547)	(18,950)
Total interest-earning assets, other assets and contingencies	6,977,462	6,738,526	5,464,278

(1)    The numbers set out in these tables have been rounded and accordingly may not total exactly.

(2)    Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.

Reconciliation of Net other income:
Net other income – business segment	26,828	36,103	2,262
Reversal of provision for losses on off-balance sheet credit risk	4,046	4,448	13,926
Recoveries, net of impairment of assets	-	(57)	233
Gain on sale of premises and equipment	5,626	-	-
Net other income – consolidated financial statements	36,500	40,494	16,421

(3)    Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.

(4)    Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.

(5)    Includes customers’ liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.

(6)    Includes cash and due from banks, interest-bearing deposits with banks, securities available for sale and held to maturity, trading securities and the balance of the Investment Fund.

Reconciliation of Total assets:
Interest-earning assets – business segment	6,743,769	6,380,057	5,100,791
Allowance for loan losses	(72,976)	(88,547)	(78,615)
Customers’ liabilities under acceptances	1,157	1,110	27,213
Premises and equipment	12,808	6,673	6,532
Accrued interest receivable	37,819	38.168	31,110
Derivative financial instruments used for hedging - receivable	19,239	4,159	2,103
Other assets	14,580	18,412	10,953
Total assets – consolidated financial statements	6,756,396	6,360,032	5,100,087

Geographic information is as follows:

	2012
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total
Interest income	173,663	155	17,894	725	192,437
Interest expense	(86,019)	-	(1,332)	(109)	(87,460)
Net interest income	87,644	155	16,562	616	104,977

Long-lived assets:
Premises and equipment, net	12,397	8	403	-	12,808

	2011
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total
Interest income	144,491	114	10,595	2,227	157,427
Interest expense	(53,411)	-	(983)	(323)	(54,717)
Net interest income	91,080	114	9,612	1,904	102,710

Long-lived assets:
Premises and equipment, net	6,125	10	538	-	6,673

	2010
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total
Interest income	106,673	-	10,607	2,198	119,478
Interest expense	(41,266)	-	(2,746)	(963)	(44,975)
Net interest income	65,407	-	7,861	1,235	74,503

Long-lived assets:
Premises and equipment, net	6,039	-	493	-	6,532